Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%	34.00%
Less: Valuation Allowance	45.44%	59.67%
Nondeductible/nontaxable items	29.40%	0.00%
Tax expense (benefit)	57.96%	14.33%
CHINA [Member]
Statutory Tax Rate	25.00%	25.00%
HONG KONG [Member]
Statutory Tax Rate	15.00%	15.00%